Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2020
Transactions and Balances with Related Parties [Abstract]
Schedule of transactions with related parties

	Six months ended		Year ended
	June 30		December 31
	2020	2019	2019
	Unaudited		Audited
	USD in thousands
Payroll and related expenses to the Chief Executive Officers of the Group (*)	329	85	261
Payroll and related expenses to the former Chief Executive Officer of the Company (**)	-	128	128
Compensation to the directors of the Company, all not employed by the Company (***)	678	186	326
Consultant services	91	46	404

*	Includes granted options benefit aggregated to USD 142 thousands, USD 17 thousands and USD 61 thousand for the six months ended June 30,2020, six months ended June 30, 2019 and year ended December 31, 2019, respectively.

**	Includes granted options benefit aggregated to USD 56 thousands.

***	Includes granted options benefit aggregated to USD 517 thousands, USD 90 thousands and USD 126 thousand for the six months ended June 30,2020, six months ended June 30, 2019 and year ended December 31, 2019, respectively.

Schedule of balances with related parties
	June 30,	December 31,
	2020	2019
	Unaudited	Audited
	USD in thousands
Current liabilities, presented in the balance sheets among "accounts payable and accruals":
Directors fee and bonus provision	78	36
Chief Executive Officer fee and bonus provision	49	52
Consultant services	14	204
	141	292